Share Capital (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure of share capital, reserves and other equity interest [Abstract]
Schedule of classes of share capital

Authorised share capital:	2023 £’000	2022 £’000
60,000,000 ordinary shares of £0.02 each	1,200	1,200

Allotted, called up and fully paid:	2023 No.	£’000	2022 No.	£’000
Class A ordinary shares	41,810,877	836	40,666,258	813
Class B ordinary shares	15,940,112	319	16,097,612	322
Ordinary shares of £0.02 each	57,750,989	1,155	56,763,870	1,135